Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
Revenues and other	[1]		$ 2,299,658	$ 2,429,614	$ 1,941,330
Cost of product	[1],[2]		415,505	953,792	517,371
Impairments	[1]		230,584	180,051	17,822
Imbalance receivables			9,035	2,063
Imbalance payables			9,600	3,100
Loss on divestiture and other, net	[1],[3]		(1,312)	(132,388)	14,641
Proceeds from property insurance claims	[1]		0	22,977	17,465
Cumulative effect of accounting change	[1],[4]		$ (43,750)
Accounting Standards Update 2014-09 [Member]
Cumulative effect of accounting change							$ (43,750)
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Right-of-use assets						$ 10,000
Lease liabilities						$ 10,000
Western Gas Partners Long-Term Incentive Plan [Member]
Units authorized under LTIP			2,250,000
Units available under LTIP			2,241,980
Kitty Draw and Third Creek Gathering Systems [Member]
Impairments			$ 134,000
Delaware Basin Midstream Complex [Member]
Loss on divestiture and other, net				5,700
Proceeds from insurance claims, total				52,900	33,800
Proceeds from business interruption insurance claims				29,882	16,270
Proceeds from property insurance claims				22,977	17,465
Affiliates [Member]
Revenues and other	[1],[5]		1,353,711	1,539,105	1,358,918
Cost of product	[5]		168,535	74,560	75,983
Service Revenues - Fee Based [Member]
Revenues and other			1,905,728
Service Revenues - Fee Based [Member] | Affiliates [Member]
Revenues and other	[1]		1,070,066	769,305	853,837
Product Sales [Member]
Revenues and other			303,020
Product Sales [Member] | Affiliates [Member]
Revenues and other	[1]		280,306	$ 753,724	$ 505,081
Product Sales [Member] | Affiliates [Member] | Kitty Draw and Third Creek Gathering Systems [Member]
Revenues and other			$ (10,900)
Prior Period Adjustment [Member]
Cost of product		$ 56,400
Prior Period Adjustment [Member] | Service Revenues - Fee Based [Member]
Revenues and other		42,600
Prior Period Adjustment [Member] | Product Sales [Member]
Revenues and other		$ 13,800

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	Cost of product includes product purchases from affiliates (as defined in Note 1) of $168.5 million, $74.6 million and $76.0 million for the years ended December 31, 2018, 2017 and 2016, respectively. Operation and maintenance includes charges from affiliates of $115.9 million, $82.2 million and $82.1 million for the years ended December 31, 2018, 2017 and 2016, respectively. General and administrative includes charges from affiliates of $48.8 million, $42.4 million and $41.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. See Note 6.
[3]	Includes losses related to an incident at the DBM complex for the year ended December 31, 2017. See Note 1.
[4]	See Note 1.
[5]	Represents amounts earned or incurred on and subsequent to the date of the acquisition of Partnership assets, as well as amounts earned or incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets.